Note 18 - Operating Segmentation (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	January 31, 2026
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$27,107	$6,774	$-	$-	$-	$33,881
Non-interest income	476	-	528	1,975	(346)	2,633
Total revenue	27,583	6,774	528	1,975	(346)	36,514

Provision for (recovery of) credit losses	681	19	-	-	-	700
	26,902	6,755	528	1,975	(346)	35,814

Non-interest expenses:
Salaries and benefits	6,663	1,733	206	1,781	-	10,383
General and administrative	7,378	799	30	506	(346)	8,367
Premises and equipment	925	275	48	548	-	1,796
	14,966	2,807	284	2,835	(346)	20,546

Income (loss) before income taxes	11,936	3,948	244	(860)	-	15,268

Income tax provision	3,222	1,142	65	(230)	-	4,199

Net income (loss)	$8,714	$2,806	$179	$(630)	$-	$11,069

Total assets	$5,134,288	$1,009,961	$10,535	$16,139	$(24,913)	$6,146,010

Total liabilities	$4,850,594	$754,775	$517	$28,263	$(31,215)	$5,602,934

for the three months ended	January 31, 2025
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments
Net interest income	$23,685	$2,039	$-	$-	$-	$25,724
Non-interest income	125	1	342	1,989	(354)	2,103
Total revenue	23,810	2,040	342	1,989	(354)	27,827

Provision for (recovery of) credit losses	1,033	(9)	-	-	-	1,024
	22,777	2,049	342	1,989	(354)	26,803

Non-interest expenses:
Salaries and benefits	5,289	1,164	217	1,944	-	8,614
General and administrative	4,716	597	44	486	(354)	5,489
Premises and equipment	903	109	48	536	-	1,596
	10,908	1,870	309	2,966	(354)	15,699

Income (loss) before income taxes	11,869	179	33	(977)	-	11,104

Income tax provision	3,105	76	-	(220)	-	2,961

Net income (loss)	$8,764	$103	$33	$(757)	$-	$8,143

Total assets	$4,707,062	$256,627	$11,236	$25,340	$(28,533)	$4,971,732

Total liabilities	$4,350,601	$115,351	$8,922	$21,548	$(45,985)	$4,450,437